INVENTORIES, NET	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES, NET	INVENTORIES, NET

	As of December 31,
	2022	2021

Raw materials, materials and spare parts	963,732	990,360
Goods in process	1,681,239	1,848,181
Finished goods	553,965	737,650
Goods in transit	365,675	393,590
Obsolescence allowance (Note 18)	(79,063)	(61,476)
Valuation allowance	(15,333)	—

Inventories, net	3,470,215	3,908,305